SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Principles of consolidation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Sociedad Contractual Minera Puren
Principles of consolidation
Ownership interest in joint venture	65.00%	65.00%
Kinross Brasil Mineracao S.A.
Principles of consolidation
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
Compania Minera Mantos de Oro
Principles of consolidation
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
Compania Minera Maricunga ("CMM")
Principles of consolidation
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
Tasiast Mauritanie Ltd. S.A.
Principles of consolidation
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
KG Mining (Bald Mountain) Inc.
Principles of consolidation
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
Fairbanks Gold Mining, Inc.
Principles of consolidation
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
Round Mountain Gold Corporation / KG Mining (Round Mountain) Inc.
Principles of consolidation
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
Echo Bay Minerals Company
Principles of consolidation
Ownership interest in subsidiary (as a percentage)	100.00%	100.00%
Peak Gold, LLC ("Manh Choh")
Principles of consolidation
Ownership interest in subsidiary (as a percentage)	70.00%	70.00%
Great Bear Resources Ltd. ("Great Bear")
Principles of consolidation
Ownership interest in subsidiary (as a percentage)	100.00%	0.00%
Chirano Gold Mines Ltd.
Principles of consolidation
Ownership interest in joint venture		90.00%
Chukotka Mining and Geological Company
Principles of consolidation
Ownership interest in joint venture		100.00%
Northern Gold LLC
Principles of consolidation
Ownership interest in joint venture		100.00%
Udinsk Gold LLC
Principles of consolidation
Ownership interest in joint venture		100.00%